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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

[Evergreen Equity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for one of its series, Evergreen Asset Allocation Fund, for the six months ended June 30, 2005. This one series has a December 31 fiscal year end.

Date of reporting period: June 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Fund

Evergreen

ASSET ALLOCATION FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Asset Allocation Fund, which covers the six-month period ended June 30, 2005.

Over the past six months, the financial markets have encountered a variety of challenges, including mixed messages from the economy, higher oil prices, and less monetary policy accommodation from the Federal Reserve (Fed). On the positive side, corporate profits exceeded expectations and despite a few scares, inflation has remained relatively low. Given the moderation in many international economies, their markets were mixed during the past six months. In this often confusing environment, the Fund’s portfolio managers have held true to their diversified strategies, enabling our investors to participate in the gains of global growth while limiting the potential for unnecessary losses. It remains our strong belief that fully diversified portfolios will prove most beneficial for long-term investors.

Upon entering the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in less spectacular rates of growth relative to those of the past year. Yet this moderation in growth was accompanied by growing concerns of higher interest rates and inflation, which dominated market sentiment for much of the period. Throughout the market volatility, the fund’s various analysts and portfolio managers maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. Indeed, after lower than projected initial readings on GDP and employment, upward revisions for these reports seemed to assuage the market’s concerns about growth as the investment period progressed.

LETTER TO SHAREHOLDERS continued

Market history, though, has shown that a frequent consequence of growth has been inflation. And oil’s march towards $60 per barrel did nothing to alleviate the market’s fears of higher prices. Indeed, as oil prices surged, various measures of inflation jumped early in the period. Speculation within the futures markets helped pressure oil prices, but indicators for inflation began to show dramatic improvement as the period progressed. Indeed, even as job growth improved towards the end of the period, the growth in wages, which represent up to 70% of total business costs, remained benign, potentially minimizing the threat of a major inflationary build up.

In an attempt to prevent the potential for inflation, the Fed maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the federal funds rate up to 3.25% on the last day of the second quarter. Market interest rates, however, persisted lower, even after Chairman Greenspan referred to this phenomenon as a “conundrum” during congressional banking committee hearings last February. It became evident during the past few months that inflation, rather than recession, was the primary concern of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

Despite this, the financial markets gathered steam towards the end of the period. After nine consecutive rate hikes by the Fed, the yield on the 10-year Treasury still hovered around 4%. Rising demand attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention spurred the Treasury market higher. Equities were supported by solid gains in corporate profitability, which continued to exceed expectations. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small- and mid-caps slightly outperformed large cap stocks. International markets were mixed

LETTER TO SHAREHOLDERS continued

early, but began to recover near the end of the period.

Throughout the investment period, the Fund’s portfolio managers maintained their cautious approach to the domestic markets. As a result, the portfolio remained heavily diversified, with reductions in the allocations to international small caps and REITs, while increasing their cash position to take advantage of the rise in short-term interest rates. Exposure to the emerging markets in equities and debt added to the portfolio, but the rise in the dollar limited performance in international stocks.

As always, we recommend that investors maintain a fully diversified strategy for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Grantham, Mayo, Van Otterloo & Co. LLC
Asset Allocation Team

Portfolio Manager:

• Ben Inker, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return with sales
charge	-3.84%	-3.42%	0.61%	N/A	N/A

6-month return w/o sales
charge	2.02%	1.58%	1.61%	2.08%	1.87%

Average annual return*

1-year with sales charge	5.18%	5.83%	9.77%	N/A	N/A

1-year w/o sales charge	11.61%	10.83%	10.77%	11.93%	11.43%

5-year	7.49%	7.71%	8.01%	9.06%	8.59%

Since portfolio inception	8.87%	8.80%	8.80%	9.88%	9.37%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares, versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index excluding U.S. (MSCI ACWI ex-US), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI ex-US and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,020.15	$4.76
Class B	$ 1,000.00	$ 1,015.81	$8.25
Class C	$ 1,000.00	$ 1,016.05	$8.25
Class I	$ 1,000.00	$ 1,020.84	$3.26
Class R	$ 1,000.00	$ 1,018.72	$5.76
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.80	$4.76
Class B	$ 1,000.00	$ 1,016.61	$8.25
Class C	$ 1,000.00	$ 1,016.61	$8.25
Class I	$ 1,000.00	$ 1,021.57	$3.26
Class R	$ 1,000.00	$ 1,019.09	$5.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.65% for Class B, 1.65% for Class C, 0.65% for Class I and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,020.15	$7.31
Class B	$ 1,000.00	$ 1,015.81	$ 10.80
Class C	$ 1,000.00	$ 1,016.05	$ 10.80
Class I	$ 1,000.00	$ 1,020.84	$5.81
Class R	$ 1,000.00	$ 1,018.72	$8.31
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.55	$7.30
Class B	$ 1,000.00	$ 1,014.08	$ 10.79
Class C	$ 1,000.00	$ 1,014.08	$ 10.79
Class I	$ 1,000.00	$ 1,019.04	$5.81
Class R	$ 1,000.00	$ 1,016.56	$8.30

* The expense ratios include the Fund’s direct operating expenses as of 6/30/2005 and the indirect expenses of the underlying funds in which the Fund invests as of 12/31/2004. The indirect expenses were estimated to be 0.51% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.46% for Class A, 2.16% for Class B, 2.16% for Class C, 1.16% for Class I and 1.66% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months		Year Ended
	Ended	Year Ended	March 31,		Year Ended February 28,
	June 30, 2005	December 31,
CLASS A	(unaudited)	2004[1]	2004	2003[2]	2003[3]	2002[3]	2001[3]	2000[3]

Net asset value, beginning of period	$13.62	$12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78	$ 10.51

Income from investment operations
Net investment income (loss)	(0.03)	0.24	0.26[4]	(0.01)[4]	0.16	0.43[4]	0.47	0.44
Net realized and unrealized gains
or losses on investments	0.31	0.74	3.02	(0.06)	(0.49)	0.04	0.60	0.91

Total from investment operations	0.28	0.98	3.28	(0.07)	(0.33)	0.47	1.07	1.35

Distributions to shareholders from
Net investment income	(0.02)	(0.24)	(0.21)	0	(0.42)	(0.50)	(0.82)	(0.43)
Net realized gains	(0.12)	(0.09)	(0.01)	0	(0.04)	0	(0.23)	(0.65)

Total distributions to shareholders	(0.14)	(0.33)	(0.22)	0	(0.46)	(0.50)	(1.05)	(1.08)

Net asset value, end of period	$13.76	$13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78

Total return[5]	2.02%	7.55%	33.15%	(0.70%)	(3.16%)	4.43%	10.12%	12.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,183,548	$1,531,158	$722,977	$25,019	$13,879	$130,926	$112,704	$119,075
Ratios to average net assets
Expenses including waivers/
reimbursements but
excluding expense reductions[6]	0.95%[7]	1.02%[7]	1.17%	1.16%[7]	0.02%	0.00%	0.00%	0.00%
Expenses excluding waivers/
reimbursements and
expense reductions[6]	0.97%[7]	1.02%[7]	1.18%	1.60%[7]	0.08%	0.04%	0.04%	0.04%
Net investment income (loss)	(0.42%)[7]	3.19%[7]	1.03%	(1.12%)[7]	2.51%	4.00%	4.13%	4.18%
Portfolio turnover rate	7%	7%	16%	0%	28%	16%	26%	26%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund (“GMO Fund”). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended	Year Ended March 31,		Year Ended
	June 30, 2005	December 31,			February 28,
CLASS B	(unaudited)	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$13.50	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	(0.07)	0.18	0.19[4]	(0.01)[4]	(0.06)[4]
Net realized and unrealized gains or losses on investments	0.29	0.72	2.99	(0.06)	0.28

Total from investment operations	0.22	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	(0.02)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.12)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.14)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$13.58	$ 13.50	$ 12.87	$ 9.87	$ 9.94

Total return[5]	1.58%	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,445,353	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.65%[7]	1.72%[7]	1.88%	1.89%[7]	1.88%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.67%[7]	1.72%[7]	1.88%	2.33%[7]	2.75%[7]
Net investment income (loss)	(1.13%)[7]	2.28%[7]	0.44%	(1.85%)[7]	(1.46%)[7]
Portfolio turnover rate	7%	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended	Year Ended March 31,		Year Ended
	June 30, 2005	December 31,			February 28,
CLASS C	(unaudited)	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$13.28	$ 12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	(0.06)	0.19	0.18[4]	(0.01)[4]	(0.07)[4]
Net realized and unrealized gains or losses on investments	0.28	0.69	2.96	(0.07)	0.30

Total from investment operations	0.22	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	(0.02)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.12)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.14)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$13.36	$ 13.28	$ 12.67	$ 9.72	$ 9.80

Total return[5]	1.61%	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,283,855	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.65%[7]	1.72%[7]	1.88%	1.90%[7]	1.86%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.67%[7]	1.72%[7]	1.88%	2.34%[7]	2.66%[7]
Net investment income (loss)	(1.13%)[7]	2.43%[7]	0.37%	(1.86%)[7]	(1.76%)[7]
Portfolio turnover rate	7%	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencemen t of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended	Year Ended March 31,		Year Ended
	June 30, 2005	December 31,			February 28,
CLASS I	(unaudited)	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$13.68	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	(0.02)	0.22	0.30[4]	(0.01)[4]	0.29
Net realized and unrealized gains or losses on investments	0.31	0.79	3.03	(0.05)	(0.05)

Total from investment operations	0.29	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	(0.02)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.12)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.14)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$13.83	$ 13.68	$ 13.02	$ 9.92	$9.98

Total return	2.08%	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$135,183	$90,202	$46,970	$15,039	$22
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[5]	0.65%[6]	0.72%[6]	0.88%	0.91%[6]	0.91%[6]
Expenses excluding waivers/reimbursements and expense reductions[5]	0.67%[6]	0.73%[6]	0.88%	1.19%[6]	1.73%[6]
Net investment income (loss)	(0.12%)[6]	3.64%[6]	1.56%	(0.87%)[6]	7.00%[6]
Portfolio turnover rate	7%	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excludes expenses incurred indirectly through investment in underlying funds

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2005	December 31,	Year Ended
CLASS R	(unaudited)	2004[1]	March 31, 2004[2]

Net asset value, beginning of period	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	(0.03)[3]	0.18	0.07[3]
Net realized and unrealized gains or losses on investments	0.29	0.79	1.16

Total from investment operations	0.26	0.97	1.23

Distributions to shareholders from
Net investment income	(0.02)	(0.25)	(0.21)
Net realized gains	(0.12)	(0.09)	(0.01)

Total distributions to shareholders	(0.14)	(0.34)	(0.22)

Net asset value, end of period	$13.71	$13.59	$12.96

Total return	1.87%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,715	$ 496	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.15%[5]	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.17%[5]	1.28%[5]	1.20%[5]
Net investment income (loss)	(0.60%)[5]	13.43%[5]	1.28%[5]
Portfolio turnover rate	7%	7%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excludes expenses incurred indirectly through investment in underlying funds

5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 93.4%
INTERNATIONAL EQUITY 34.4%
GMO Alpha Only Fund, Class III	15,693,281	$164,151,719
GMO Currency Hedged International Equity Fund, Class III	33,117,100	290,105,799
GMO Emerging Markets Fund, Class VI	15,343,201	284,156,077
GMO Emerging Markets Quality Fund, Class VI	21,460,423	165,889,072
GMO International Growth Fund, Class III	21,039,100	560,902,405
GMO International Intrinsic Value Fund, Class IV	19,647,487	560,346,331
GMO International Small Companies Fund, Class III	3,024,579	53,020,878

		2,078,572,281

INTERNATIONAL FIXED INCOME 8.3%
GMO Currency Hedged International Bond Fund, Class III	37,577,421	376,901,531
GMO Emerging Country Debt Fund, Class IV	3,567,678	41,706,156
GMO International Bond Fund, Class III	8,541,157	86,521,919

		505,129,606

U.S. EQUITY 28.6%
GMO Real Estate Fund, Class III	6,046,383	98,918,828
GMO U.S. Core Fund, Class VI	80,921,481	1,147,466,596
GMO U.S. Quality Equity Fund, Class IV	24,184,741	482,243,738

		1,728,629,162

U.S. FIXED INCOME 22.1%
GMO Core Plus Bond Fund, Class III	91,569,276	967,887,244
GMO Domestic Bond Fund, Class III	29,080,878	291,390,403
GMO Inflation Indexed Bond Fund, Class III	6,611,709	76,960,297
GMO Short-Duration Investment Fund, Class III	912	8,079

		1,336,246,023

Total Mutual Fund Shares (cost $5,205,138,993)		5,648,577,072

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund ø (cost $353,270,560)	353,270,560	353,270,560

Total Investments (cost $5,558,409,553) 99.2%		6,001,847,632
Other Assets and Liabilities 0.8%		47,807,127

Net Assets 100.0%		$6,049,654,759

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2005:
Equity Mutual Fund Shares	63.4%
Fixed Income Mutual Fund Shares	30.7%
Cash Equivalents	5.9%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2005:
International Equity	36.8%
U.S. Equity	30.6%
U.S. Fixed Income	23.7%
International Fixed Income	8.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments at value (cost $5,205,138,993)	$5,648,577,072
Investments in affiliates, at value (cost $353,270,560)	353,270,560

Total investments	6,001,847,632
Receivable for Fund shares sold	55,459,255
Dividends receivable	536,920
Prepaid expenses and other assets	614,432

Total assets	6,058,458,239

Liabilities
Payable for Fund shares redeemed	8,237,416
Advisory fee payable	58,291
Distribution Plan expenses payable	119,822
Due to other related parties	30,393
Accrued expenses and other liabilities	357,558

Total liabilities	8,803,480

Net assets	$6,049,654,759

Net assets represented by
Paid-in capital	$5,618,666,948
Overdistributed net investment loss	(20,815,825)
Accumulated net realized gains on investments	8,365,557
Net unrealized gains on investments	443,438,079

Total net assets	$6,049,654,759

Net assets consists of
Class A	$2,183,548,171
Class B	1,445,353,316
Class C	2,283,855,250
Class I	135,183,455
Class R	1,714,567

Total net assets	$6,049,654,759

Shares outstanding (unlimited number of shares authorized)
Class A	158,738,072
Class B	106,427,239
Class C	170,896,996
Class I	9,773,379
Class R	125,088

Net asset value per share
Class A	$13.76
Class A — Offering price (based on sales charge of 5.75%)	$14.60
Class B	$13.58
Class C	$13.36
Class I	$13.83
Class R	$13.71

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends from investment company shares	$11,610,061
Income from affiliates	1,591,599

Total investment income	13,201,660

Expenses
Advisory fee	9,994,878
Distribution Plan expenses
Class A	2,720,622
Class B	6,367,981
Class C	9,490,399
Class R	3,256
Administrative services fee	2,539,545
Transfer agent fees	3,445,192
Trustees’ fees and expenses	41,411
Printing and postage expenses	153,589
Custodian and accounting fees	645,430
Registration and filing fees	158,985
Professional fees	18,051
Other	94,451

Total expenses	35,673,790
Less: Expense reductions	(24,660)
Fee waivers and expense reimbursements	(616,469)

Net expenses	35,032,661

Net investment loss	(21,831,001)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	5,692,678
Capital gain distributions from investment company shares	4,483,122

Net realized gains on investments	10,175,800
Net change in unrealized gains or losses on investments	113,426,093

Net realized and unrealized gains or losses on investments	123,601,893

Net increase in net assets resulting from operations	$101,770,892

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004 (a)

Operations
Net investment income (loss)		$(21,831,001)		$64,523,224
Net realized gains on investments		10,175,800		75,097,050
Net change in unrealized gains or losses
on investments		113,426,093		158,370,107

Net increase in net assets resulting from
operations		101,770,892		297,990,381

Distributions to shareholders from
Net investment income
Class A		(2,112,631)		(26,207,430)
Class B		(1,450,296)		(15,042,831)
Class C		(2,156,638)		(21,511,145)
Class I		(134,103)		(1,689,897)
Class R		(1,624)		(8,604)
Net realized gains
Class A		(15,352,658)		(8,654,850)
Class B		(11,018,485)		(6,856,607)
Class C		(16,600,434)		(9,423,854)
Class I		(945,187)		(484,913)
Class R		(11,798)		(144)

Total distributions to shareholders		(49,783,854)		(89,880,275)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	58,459,480	793,466,479	65,040,306	841,945,863
Class B	25,790,123	346,162,406	38,159,141	487,714,618
Class C	57,432,181	759,126,021	60,252,680	761,609,502
Class I	3,654,145	50,120,150	3,388,244	44,517,574
Class R	100,953	1,362,525	36,041	484,184

		1,950,237,581		2,136,271,741

Net asset value of shares issued in
reinvestment of distributions
Class A	1,082,514	14,744,187	2,163,276	29,272,776
Class B	847,554	11,416,557	1,491,200	19,961,599
Class C	1,022,187	13,554,255	1,686,282	22,208,792
Class I	34,313	469,412	68,497	931,638
Class R	774	10,508	644	8,718

		40,194,919		72,383,523

Automatic conversion of Class B shares
to Class A shares
Class A	1,239,480	16,869,153	855,141	11,069,366
Class B	(1,253,055)	(16,869,153)	(864,557)	(11,069,366)

		0		0

Payment for shares redeemed
Class A	(14,434,674)	(195,962,272)	(11,393,309)	(147,487,788)
Class B	(4,769,845)	(64,055,982)	(4,887,793)	(62,442,466)
Class C	(9,135,336)	(120,659,539)	(7,439,307)	(93,570,740)
Class I	(509,133)	(6,957,298)	(470,352)	(6,074,043)
Class R	(13,151)	(177,106)	(257)	(3,475)

		(387,812,197)		(309,578,512)

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	June 30, 2005	Year Ended
	(unaudited)	December 31, 2004 (a)

Capital share transactions continued
Net increase in net assets resulting from
capital share transactions	$1,602,620,303	$1,899,076,752

Total increase in net assets	1,654,607,341	2,107,186,858
Net assets
Beginning of period	4,395,047,418	2,287,860,560

End of period	$6,049,654,759	$4,395,047,418

Undistributed (overdistributed) net
investment income (loss)	$(20,815,825)	$6,870,468

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	March 31, 2004 (a)

Operations
Net investment income		$5,336,364
Net realized gains on investments		11,681,803
Net change in unrealized gains or losses on investments		172,281,491

Net increase in net assets resulting from operations		189,299,658

Distributions to shareholders from
Net investment income
Class A		(6,267,950)
Class B		(6,117,076)
Class C		(6,935,829)
Class I		(581,933)
Class R		(17)
Net realized gains
Class A		(226,443)
Class B		(266,578)
Class C		(289,475)
Class I		(19,866)
Class R		(1)

Total distributions to shareholders		(20,705,168)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	55,309,819	677,203,879
Class B	49,136,496	584,123,724
Class C	66,378,036	792,173,565
Class I	2,452,448	29,634,885
Class R	84	1,222

		2,083,137,275

Net asset value of shares issued in reinvestment of distributions
Class A	438,266	5,425,742
Class B	472,100	5,806,831
Class C	436,202	5,282,408
Class I	11,913	147,954

		16,662,935

Automatic conversion of Class B shares to Class A shares
Class A	358,367	4,430,386
Class B	(361,095)	(4,430,386)

		0

Payment for shares redeemed
Class A	(2,905,387)	(35,841,664)
Class B	(1,739,927)	(21,224,236)
Class C	(2,056,681)	(24,979,025)
Class I	(372,278)	(4,590,459)

		(86,635,384)

Net increase in net assets resulting from capital share transactions		2,013,164,826

Total increase in net assets		2,181,759,316
Net assets
Beginning of period		106,101,244

End of period		$2,287,860,560

Overdistributed net investment income		$(20,058)

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund of funds” which invests in shares of GMO-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term investments in other mutual funds are also valued at net asset value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment sub-advisor to the Fund. GMO does not receive a direct fee from the Fund for its services. However the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC waived its advisory fee in the amount of $615,565 and reimbursed other expenses in the amount of $904 which combined represents 0.02% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2005, EIS received $1,663,496 from the sale of Class A shares and $349, $1,587,854 and $205,457 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $1,543,583,415 and $364,100,737, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of investments for federal income tax purposes was $5,559,215,163. The gross unrealized appreciation and depreciation on investments based on tax cost was $444,616,413 and $1,983,944, respectively, with a net unrealized appreciation of $442,632,469.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. ADDITIONAL INFORMATION

On June 30, 2005, it was announced that GMO had entered into sub-advisory agreements with John Hancock’s U.S. Wealth Management division, in conjunction with the planned adoption by John Hancock of eight GMO-managed funds. As a result of these transactions, it is expected that the Fund’s current investments in these eight GMO-managed funds will be moved to new GMO-managed funds having substantially the same investment objectives and strategies. Pending regulatory, shareholder and trustee approval, it is expected that these transactions will be effective in September 2005.

In addition, it is expected that a new GMO-managed fund, GMO Alternative Asset Opportunity Fund (“Alternative Asset Opportunity”), will be added to the underlying funds available for investment by the Fund. Alternative Asset Opportunity’s objective is high total return and its principal investment strategy is to seek exposure to investment returns of commodities and, from time to time, other alternative asset classes. It is expected that Alternative Asset Opportunity will be an available investment by the Fund beginning in September 2005. At that time, the Fund’s prospectus will be supplemented to include additional information about Alternative Asset Opportunity.

Lastly, at a regular meeting of the Fund’s Board of Trustees held on June 15-16, 2005, Trustees approved a proposal to restructure the Fund to address certain technical matters. This restructuring will be done on a tax-free basis and accomplished through the steps outlined below:

• A new Delaware trust, Asset Allocation Trust (the “Allocation Trust”), was organized, and the Trustees of the Evergreen funds will serve as Trustees of the Allocation Trust.

• GMO will be the investment advisor to the Allocation Trust and upon completion of the restructuring, GMO will cease serving as sub-advisor to the Fund.

• All of the Fund’s assets will be contributed by the Fund to the Allocation Trust and the Allocation Trust will offer its shares only to the Fund and other investment companies in private placement transactions.

As a result of this restructuring, shareholders of the Fund will continue to have the benefits of (i) the oversight of the Trustees (both at the Fund level and at the Trust level), (ii) indirect investment in a variety of GMO mutual funds, (iii) GMO’s asset allocation service (to be provided at the Trust level, instead of at the Fund level), and (iv) oversight of GMO by EIMC, which would continue to serve as investment advisor to the Fund and to provide the oversight role in that capacity.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568007 rv2 8/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 30, 2005